                                                 ----------------------------
                                                        OMB APPROVAL
   THIS FILING LISTS SECURITIES HOLDINGS         ----------------------------
 REPORTED ON THE FORM 13F FILED ON 5/12/06       OMB Number :  3235-0006
   PURSUANT TO A REQUEST FOR CONFIDENTIAL        Expires:  December 31, 2006
 TREATMENT AND FOR WHICH THAT CONFIDENTIAL       Estimated average burden
             TREATMENT EXPIRED.                  hours per form ........22.8
                                                 ----------------------------


                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  3/31/2006
                                               -----------------------

Check Here if Amendment /X/; Amendment Number:   2
                                               ----------
   This Amendment (Check only one.):    / / is a restatement.
                                        /X/ adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         MICHAEL R. MURPHY
                 ----------------------------------------------------
   Address:      71 SOUTH WACKER DRIVE, CHICAGO, ILLINOIS 60606
                 ----------------------------------------------------

                 ----------------------------------------------------

                 ----------------------------------------------------

Form 13F File Number: 28- 11638
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Michael R. Murphy
         -----------------------------------------
Title:   Managing Member of Discovery Group I, LLC
         -----------------------------------------
Phone:   312-920-2135
         ----------------------------------------

Signature, Place, and Date of Signing:

   /s/ Michael R. Murphy              Chicago, Illinois     10/10/2006
   -------------------------------    -----------------   -------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:       2
                                        --------------------

Form 13F Information Table Entry Total:  10
                                        --------------------

Form 13F Information Table Value Total:  $  11,784
                                        --------------------
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.       Form 13F File Number         Name

    1         28-11635                     DANIEL J. DONOGHUE
    ------    -----------------            ---------------------------------
    2         28-11637                     DISCOVERY GROUP I, LLC
    ------    -----------------            ---------------------------------

    [Repeat as necessary.]

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                           FORM 13F INFORMATION TABLE

                               13F HOLDINGS REPORT
                                    3/31/2006

        COLUMN 1              COLUMN 2     COLUMN 3  COLUMN 4        COLUMN 5          COLUMN 6    COLUMN 7         COLUMN 8
------------------------- --------------- --------- --------- ---------------------- ------------ ---------- ----------------------
                                                      VALUE    SHRS OR   SH/   PUT/   INVESTMENT    OTHER       Voting Authority
   NAME OF ISSUER          TITLE OF CLASS   CUSIP   (x $1000)  PRN AMT   PRN   CALL   DISCRETION   MANAGERS   SOLE   SHARED   NONE
------------------------- --------------- --------- --------- --------- ----- ------ ------------ ---------- ------ -------- ------
R&B Inc.                         COM      749124103 $     656    64,012  SH          SHARED-OTHER     1, 2            64,012
UniFirst Corp.                   COM      904708104 $   2,700    81,281  SH          SHARED-OTHER     1, 2            81,281
Volt Information Sciences        COM      928703107 $   2,058    67,350  SH          SHARED-OTHER     1, 2            67,350
Fidelity Southern Corp.          COM      316394105 $     737    41,400  SH          SHARED-OTHER      1              41,400
First Mariner                    COM      320795107 $   1,115    58,149  SH          SHARED-OTHER      1              58,149
FMS Financial Corp.              COM      302509104 $   1,046    54,705  SH          SHARED-OTHER      1              54,705
FNB Financial Services
  Corp.                          COM      302519103 $   1,303    81,170  SH          SHARED-OTHER      1              81,170
MASSBANK Corp                    COM      576152102 $   1,601    48,691  SH          SHARED-OTHER      1              48,691
Mediware Information
  Systems                        COM      584946107 $      13     1,270  SH          SHARED-OTHER     1, 2             1,270
Northway Financial Inc.          COM      667270102 $     555    14,802  SH          SHARED-OTHER      1              14,802

  TOTAL                                             $  11,784   512,830                                              512,830